Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 29, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 29, 2016
Direxion Daily Energy Bear 1X Shares | Direxion Daily Energy Bear 1X Shares
Prospectus:
Trading Symbol	ERYY
Direxion Daily Financial Bear 1X Shares | Direxion Daily Financial Bear 1X Shares
Prospectus:
Trading Symbol	FAZZ
Direxion Daily Technology Bear 1X Shares | Direxion Daily Technology Bear 1X Shares
Prospectus:
Trading Symbol	TECZ